ROYALTY, STREAM, AND OTHER INTERESTS - Disclosure of detailed information about royalty interests and deferred acquisition costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	$ 257,824	$ 120,728
Depletion	(2,509)	(2,389)
Reclassifications and other	(13)	(8)
Ending Balance	255,302	257,824
Historical cost	270,120
Accumulated depletion	(14,818)
Nova portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		130,980
Alamos portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		4,267
Lama acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		6,601
Del Carmen and Beaufor impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment		(2,355)
Producing assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	17,531	9,467
Depletion	(2,509)	(2,348)
Reclassifications and other	10,992	0
Ending Balance	26,014	17,531
Historical cost	33,000
Accumulated depletion	(6,986)
Producing assets [Member] | Nova portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		10,412
Producing assets [Member] | Alamos portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Lama acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Del Carmen and Beaufor impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment		0
Development assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	232,476	98,452
Depletion	0	(30)
Reclassifications and other	(10,992)	5,178
Ending Balance	221,484	232,476
Historical cost	229,267
Accumulated depletion	(7,783)
Development assets [Member] | Nova portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		120,438
Development assets [Member] | Alamos portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		4,192
Development assets [Member] | Lama acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		6,601
Development assets [Member] | Del Carmen and Beaufor impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment		(2,355)
Exploration assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	7,817	12,809
Depletion	0	(11)
Reclassifications and other	(13)	(5,186)
Ending Balance	7,804	7,817
Historical cost	7,853
Accumulated depletion	$ (49)
Exploration assets [Member] | Nova portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		130
Exploration assets [Member] | Alamos portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		75
Exploration assets [Member] | Lama acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Del Carmen and Beaufor impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment		$ 0